Goodwill - Schedule of Impairment for Goodwill (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Impairment for Goodwill [Abstract]
Balance at the beginning of the year	¥ (74,524,847)		¥ (6,592,220)
Current period provision	(21,665,680)	$ (3,098,151)	(67,932,627)	(6,592,220)
Balance at the end of the year	¥ (96,190,527)		¥ (74,524,847)	¥ (6,592,220)